UPDATING SUMMARY PROSPECTUS

May 1, 2026

Scudder DestinationsSM Annuity/Farmers Variable Annuity I

From

ZURICH AMERICAN LIFE INSURANCE COMPANY

Issued through

ZALICO Variable Annuity Separate Account

This Updating Summary Prospectus provides certain updated information about the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I, each a variable, fixed and market value adjusted deferred annuity contract (the Scudder DestinationsSM Annuity and the Farmers Variable Annuity I are each referred to herein as a “Contract”), which is no longer available for purchase.

The statutory prospectus for the Contract contains more information about the Contract, including its features, benefits, and risks. You can find the current prospectus and other information about the Contract online at https://dfinview.com/zalico/. You can also obtain this information at no cost by calling 1-800-449-0523.

The Contract is a complex investment and involves risks, including potential loss of principal. The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Withdrawals could result in Withdrawal Charges, taxes, and tax penalties, if applicable. In addition, if you invest in a Guarantee Period under the MVA Option and you withdraw money before the Guarantee Period’s term has expired, you could lose any excess interest (i.e., any interest credited in excess of the minimum guaranteed interest) credited under the MVA Option. ZALICO’s obligations under the Contract are subject to its financial strength and claims-paying abilities.

If you want to request one-time paper copy of the Funds’ summary prospectuses, the Contract’s statutory prospectus, the Contract’s statement of additional information, or if you want to change to different delivery method, please follow this link: https://dfinreports.com/zalico to make your request. You will need your control number printed near the address section on the back of this document to access this site.

Some additional information about certain investment products, including variable annuities, has been prepared by the SEC’s staff and is available at Investor.gov.

If you need additional help, you may contact our Service Center toll-free at 1-800-449-0523.

i

DEFINITIONS

The following terms as used in this Prospectus have the indicated meanings:

Accumulated Guarantee Period Value—The sum of your Guarantee Period Values.

Company (“we”, “us”, “our”, “ZALICO”)—Zurich American Life Insurance Company. Our Home Office is located at 1299 Zurich Way, Schaumburg, Illinois 60196. For Contract services, you may contact the Service Center at Zurich Scudder DestinationsSM Service Team, PO Box 64361, St Paul, MN, 55164-0361 or 1-800-449-0523.

Contract Value—The sum of the values of your Separate Account Contract Value, Accumulated Guarantee Period Value and Fixed Account Contract Value.

Contract Year—Period between anniversaries of the Contract’s Date of Issue.

Contribution Year—Each one year period following the date a Purchase Payment is made.

Date of Issue—The date on which the first Contract Year commences.

Fixed Account—The General Account of ZALICO to which you may allocate all or a portion of Purchase Payments or Contract Value. We guarantee a minimum rate of interest on Purchase Payments allocated to the Fixed Account.

Fixed Account Contract Value—The value of your Contract interest in the Fixed Account.

Fund or Funds—AIM Variable Insurance Funds (Invesco Variable Insurance Funds), The Alger Portfolios, BNY Mellon Investment Portfolios (formerly Dreyfus Investment Portfolios), BNY Mellon Sustainable U.S. Equity Portfolio, Inc. (formerly The Dreyfus Sustainable U.S. Equity Portfolio, Inc.), Deutsche DWS Investments VIT Funds, Deutsche DWS Variable Series I, Deutsche DWS Variable Series II, and Janus Aspen Series, including any Portfolios thereunder.

General Account—All our assets other than those allocated to any separate account.

Guaranteed Interest Rate—The rate of interest we establish for a given Guarantee Period.

Guarantee Period—The time during which we credit your allocation with a Guaranteed Interest Rate. Guarantee Periods may range from one to ten years, at our option. If you withdraw money from a Guarantee Period or surrender the Contract before its term has expired, you will be assessed a Market Value Adjustment.

Guarantee Period Value—The Guarantee Period Value is the sum of your: (1) Purchase Payment allocated or amount transferred to a Guarantee Period; plus (2) interest credited; minus (3) withdrawals, previously assessed Withdrawal Charges and transfers; and (4) as adjusted for any applicable Market Value Adjustment previously made.

Home Office—The address of our Home Office is 1299 Zurich Way, Schaumburg, Illinois 60196.

Market Value Adjustment (“MVA”)—An adjustment of amounts held in a Guarantee Period that we compute in accordance with the Market Value Adjustment formula in your Contract if you take a withdrawal, surrender your Contract, make a transfer, or annuitize prior to the end of that Guarantee Period. The adjustment reflects the change in the value of the Guarantee Period Value due to changes in interest rates since the date the Guarantee Period started. Any downward Market Value Adjustment is subject to the MVA Floor described in the MVA Endorsement issued on April 1, 2005 and described herein.

Owner (“you”, “your”, “yours”)—The person designated in the Contract as having the privileges of ownership defined in the Contract.

Portfolio—A series of a Fund with its own objective and policies, which represents shares of beneficial interest in a separate portfolio of securities and other assets. Portfolio is sometimes referred to herein as a Fund.

Purchase Payments—Amounts paid to us by you or on your behalf.

Separate Account—The ZALICO Variable Annuity Separate Account.

Separate Account Contract Value—The sum of your Subaccount Values.

Service Center—The address of Zurich Scudder DestinationsSM Service is PO Box 64361, St Paul, MN 55164-0361. The overnight address is: Zurich Scudder DestinationsSM Service, 7805 Hudson Rd, Suite 180, Woodbury, MN 55125. Illumifin Corporation (formerly Concentrix Insurance Administration Solutions Corporation) is the administrator of the Contract. You can call the Service Center toll-free at 1-800-449-0523.

Subaccounts—The nineteen subdivisions of the Separate Account, the assets of which consist solely of shares of the corresponding Portfolios or Funds.

Subaccount Value—The value of your interest in each Subaccount.

Withdrawal Charge—The “contingent deferred sales charge” assessed against certain withdrawals or surrenders of Contract Value in the first seven Contribution Years after a Purchase Payment is made or against certain annuitizations of Contract Value in the first seven Contribution Years after a Purchase Payment is made.

UPDATED INFORMATION ABOUT YOUR CONTRACT

The information in this Updating Summary Prospectus is a summary of certain Contract features that have changed since the prospectus dated May 1, 2025. This may not reflect all of the changes that have occurred since you entered into your Contract.

•	For updated Portfolio expense information please refer to “Important Information You Should Consider About the Contract” and the Appendix.

•	For updated Portfolio performance information please refer to the Appendix.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

An investment in the Contract is subject to fees, risks, and other important considerations, some of which are briefly summarized in the following table. You should review the prospectus for additional information about these topics.

	FEES AND EXPENSES	LOCATION IN PROSPECTUS
Are there Charges for Early Withdrawal?

If you withdraw money from your Contract within 7 Contribution Years following a Purchase Payment, you will be assessed a Withdrawal Charge. The maximum Withdrawal Charge is 7% of the Purchase Payment amount withdrawn during the first Contribution Year following your last Purchase Payment. For example, if you make an early withdrawal within the first Contribution Year, you could pay a Withdrawal Charge of up to $7,000 on a $100,000 investment. [1]

In addition, if you invest in a Guaranteed Period under the MVA Option and you withdraw money before the Guaranteed Period’s term has expired you may be assessed a Market Value Adjustment, which may be negative. You could lose any excess interest (i.e., any interest credited in excess of the minimum guaranteed interest rate of 3%) credited during the Guaranteed Period. For example, if you allocate a $100,000 Purchase Payment to a 5-year Guaranteed Period that pays a 5% Annual Effective Rate, and you make a full withdraw after one year after the Purchase Payment by which time the interest rate on a four-year Guaranteed Period has risen to 6.5%, you could lose $2,000 due to the assessment of the MVA. This loss will be greater if you also have to pay a Withdrawal Charge, taxes, or tax penalties.

CONTRACT CHARGES AND EXPENSES
Are There Transaction Charges?	Yes. In addition to Withdrawal Charges, and Market Value Adjustments (if applicable), you also may be charged for other transactions, such as when you transfer cash value between investment options more than 12 times a year (not currently imposed), or when we pay premium taxes on Purchase Payments received under Contracts sold in states that impose such taxes.	CONTRACT CHARGES AND EXPENSES
Are There Ongoing Fees and Expenses (annual charges)	Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits you choose. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.	CONTRACT CHARGES AND EXPENSES

FEES AND EXPENSES				LOCATION IN PROSPECTUS
MINIMUM AND MAXIMUM ANNUAL FEE TABLE
	ANNUAL FEE	MINIMUM	MAXIMUM
1. Base Contract	$30 [1]	1.40% [2]	1.40% [2]	CONTRACT CHARGES AND EXPENSES

2. Investment options (Portfolio fees and expenses)		0.25% [3]	0.94% [3]	CONTRACT CHARGES AND EXPENSES

3. Optional benefits available for an additional charge (for a single optional benefit, if elected)		0.25% [4]	0.25% [4]	CONTRACT CHARGES AND EXPENSES

[1]	The $30 annual Records Maintenance Charge applies only to Contracts with less than $50,000 Contract Value.
[2]

The minimum and maximum fee assumes Base Contract and administration charges calculated as a percentage of average Separate Account Contract Value, and not included a $30 annual Records Maintenance Charge.

[3]	As a percentage of average net assets in the Portfolios.
[4]	As a percentage of the Contract Value.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add Withdrawal Charges and negative Market Value Adjustments that substantially increase costs.
LOWEST ANNUAL COST: $ 1,579 (a)	HIGHEST ANNUAL COST: $ 2,571 (a)

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Least expensive Portfolio fees and expenses

•

No optional benefits

•

No sales charges

•

No additional premium payments, transfers or withdrawals

Assumes:

•

Investment of $100,000

•

5% annual appreciation

•

Most expensive combination of optional benefits and Portfolio fees and expenses

•

No sales charges

•

No additional premium payments, transfers or withdrawals

(a)	The Lowest and the Highest Annual Costs do not reflect the $30 annual Records Maintenance Charge as the charge applies only to Contracts with less than $50,000 Contract Value.

	RISKS	Location in Prospectus
Is There a Risk of Loss from Poor Performance?	Yes. You can lose money by investing in this Contract.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Is This a Short-Term Investment?

No. This Contract is not designed for short-term investing and is not appropriate for an investor who needs ready access to cash.

Withdrawal Charges apply for up to 7 years following your last Purchase Payment. They will reduce the value of your Contract if you withdraw money during that time. Further, a negative Market Value Adjustment may apply to amounts withdrawn before the end of a Guaranteed Period under the MVA Option. The benefits of tax deferral and the Guaranteed Retirement Income Benefit (if elected) also mean the is more beneficial to investors with a long time horizon. Earnings on your Contract are taxed at ordinary income tax rates when You withdraw them, and You may have to pay a penalty if You take a withdraw before age 59 1/2.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Risks Associated with Investment Options

•

An investment in this Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options you choose.

•

Each investment option (including the Fixed Account Option and MVA Option) has its own unique risks.

•

You should review the prospectuses for the available Funds before making an investment decision.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
What Are the Risks Related to the Insurance Company?	Any investment in the Contract is subject to the risks related to ZALICO. Any obligations (including under the Fixed Account Option and MVA Option), guarantees, and benefits of the Contract are subject to the claims-paying ability of ZALICO. If ZALICO experiences financial distress, it may not be able to meet its obligations to you. More information about ZALICO, including our financial strength ratings, is available upon request from ZALICO by calling 1-800-449-0523.	PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

RESTRICTIONS
Are There Limits on the Investment Options?

•

Yes. There are restrictions that may limit the investments that an investor may choose.

•

We reserve the right to charge $25 for each transfer when you transfer money between Portfolios in excess of 12 times in a Contract Year.

•

ZALICO reserves the right to remove or substitute Portfolios as investment options that are available under the Contract.

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT
Are There Any Restrictions on Optional Benefits?

•

Not currently. The Guaranteed Retirement Income Benefit does not limit or restrict the investment options you may select under the Contract. However, we may impose limitations and/or restrictions in the future.

•

We may modify or discontinue an optional benefit at any time.

BENEFITS AVAILABLE UNDER THE CONTRACT

TAXES
Taxes – What Are the Contract’s Tax Implications?

•

You should consult with a tax professional to determine the tax implications of an investment in and distributions received under this Contract.

•

If you purchase the Contract through a tax-qualified plan or individual retirement account (IRA), you do not get any additional tax deferral.

•

Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59 1/2.

FEDERAL TAX CONSIDERATIONS

CONFLICTS OF INTEREST
Investment Professional Compensation	Some investment professionals may receive compensation for making recommendations relating to the Contract, in the form of commissions, special compensation, reimbursements for expenses, and other compensation programs. These investment professionals may have a financial incentive to recommend making additional Purchase Payments under this Contract over another investment	DISTRIBUTION OF CONTRACTS
Should I Exchange My Contract?	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you own. You should only consider exchanging your Contract if you determine, after comparing the features, fees, and risks of both contracts, that it is in your best interest to purchase the new contract rather than continue to own your existing Contract.	DISTRIBUTION OF CONTRACTS

APPENDIX

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at http://dfinview.com/zalico/. You can also request this information at no cost by calling at 1-800-449-0523.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

PORTFOLIO OBJECTIVE	FUND NAME AND ADVISER/SUBADVISER	CURRENT EXPENSE	AVG ANNUAL TOTAL RETURN As of 12/31/2024
			1 Year	5 Year	10 Year
The Fund’s investment objectives are both capital appreciation and current income.	Invesco V.I. Equity and Income Fund - Series I(1) Invesco Advisers, Inc. (Advisor)	0.57%	12.81%	8.94%	8.92%
Current income and long-term capital appreciation.	Alger Balanced Portfolio - Class I-2 Fred Alger Management, LLC (Advisor)	0.94%	16.15%	11.02%	10.41%
Long-term capital appreciation.	Alger Capital Appreciation Portfolio - Class I-2 Fred Alger Management, LLC (Advisor)	0.94%	32.87%	16.33%	18.71%
The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor’s MidCap 400® Index (S&P MidCap 400 Index).	BNY Mellon MidCap Stock Portfolio - Initial Share Class(2) BNY Mellon Investment Adviser, Inc (Advisor). Newton Investment Management North America, LLC (Sub-Advisor)	0.80%	10.07%	13.61%	9.67%

PORTFOLIO OBJECTIVE	FUND NAME AND ADVISER/SUBADVISER	CURRENT EXPENSE	AVG ANNUAL TOTAL RETURN As of 12/31/2024
			1 Year	5 Year	10 Year
The fund seeks long-term capital appreciation.	BNY Mellon Sustainable U.S. Equity Portoflio - Initial Share Class BNY Mellon Investment Adviser, Inc (Advisor). Newton Investment Management Limited (NIM) (Sub-Advisor)	0.66%	15.97%	21.50%	11.93%
The fund seeks to provide long-term growth of capital.	DWS Capital Growth VIP - Class A, Series I(3) DWS Investment Management Americas, Inc. (Advisor)	0.49%	12.53%	10.92%	15.29%
The fund seeks long-term growth of capital, current income and growth of income.	DWS Core Equity VIP - Class A, Series I(4) DWS Investment Management Americas, Inc. (Advisor)	0.59%	16.83%	13.27%	13.53%
The fund seeks long-term growth of capital.	DWS CROCI® International VIP - Class A, Series I(5) DWS Investment Management Americas, Inc. (Advisor)	0.79%	44.90%	10.86%	8.21%
The fund seeks above-average capital appreciation over the long term.	DWS Global Small Cap VIP - Class A, Series I(6) DWS Investment Management Americas, Inc. (Advisor)	0.87%	20.51%	6.74%	6.70%
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Standard & Poor’s 500 Composite Stock Price Index (the “S&P 500® Index”), which emphasizes stocks of large US companies.	DWS Equity 500 Index VIP - Class A(7) DWS Investment Management Americas, Inc. (Advisor) Northern Trust Investments, Inc. (Subadvisor)	0.25%	17.63%	14.13%	14.52%

PORTFOLIO OBJECTIVE	FUND NAME AND ADVISER/SUBADVISER	CURRENT EXPENSE	AVG ANNUAL TOTAL RETURN As of 12/31/2024
			1 Year	5 Year	10 Year
The fund seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.	DWS Small Cap Index VIP - Class A(8) DWS Investment Management Americas, Inc. (Advisor) Northern Trust Investments, Inc. (Subadvisor)	0.37%	12.64%	4.84%	9.33%
The fund seeks long-term capital growth.	DWS International Opportunities VIP (formerly known as DWS International Growth VIP ) - Class A, Series II(9) DWS Investment Management Americas, Inc. (Advisor)	0.86%	18.92%	3.13%	7.37%
The fund seeks to maximize income while maintaining prospects for capital appreciation.	DWS Global Income Builder VIP - Class A, Series II(10) DWS Investment Management Americas, Inc. (Advisor)	0.61%	15.80%	6.49%	7.43%
The fund seeks maximum current income to the extent consistent with stability of principal.	DWS Government Money Market VIP - Class A, Series II(11) DWS Investment Management Americas, Inc. (Advisor)	0.39%	3.96%	2.97%	1.87%
The fund seeks to provide a high level of current income.	DWS High Income VIP - Class A, Series II(12) DWS Investment Management Americas, Inc. (Advisor)	0.71%	8.94%	4.25%	6.00%
The fund seeks to achieve a high rate of total return.	DWS CROCI® U.S. VIP - Class A, Series II(13) DWS Investment Management Americas, Inc. (Advisor)	0.71%	17.19%	12.30%	8.17%

PORTFOLIO OBJECTIVE	FUND NAME AND ADVISER/SUBADVISER	CURRENT EXPENSE	AVG ANNUAL TOTAL RETURN As of 12/31/2024
			1 Year	5 Year	10 Year
The fund seeks long-term capital appreciation.	DWS Small Mid Cap Growth VIP - Class A, Series II(14) DWS Investment Management Americas, Inc. (Advisor)	0.85%	8.11%	2.05%	7.34%
The fund seeks long-term capital appreciation.	DWS Small Mid Cap Value VIP - Class A, Series II(15) DWS Investment Management Americas, Inc. (Advisor)	0.80%	18.21%	9.66%	7.57%
Janus Henderson Forty Portfolio (“Forty Portfolio”) seeks long-term growth of capital.	Janus Henderson Forty Portfolio - Institutional Shares (16) Janus Henderson Investors US LLC (Advisor)	0.62%	18.14%	11.65%	16.24%

(1)

The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity and income securities, and in derivatives and other instruments that have economic characteristics similar to such securities.

(2)	Fee Waiver until 5/1/27 at .80%
(3)

Through September 30, 2026, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.72% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(4)

Through September 30, 2026, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.67% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(5)

Through April 30, 2027, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.79% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

“Other Expenses” are restated to exclude fees related to proxy expenses. “Other Expenses” would have been 0.32% for Class A shares had proxy expenses been included.”.

(6)

Through April 30, 2027, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.87% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

“Other Expenses” are restated to exclude fees related to proxy expenses. “Other Expenses” would have been 0.31% for Class A shares had proxy expenses been included.”
(7)

Through April 30, 2027, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.25% for Class A and 0.63% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage brokerage, interest expense and acquired funds (underlying funds) fees and expensesand interest expense. These agreements may only be terminated with the consent of the fund’s Board.

(8)

Through April 30, 2027, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.37% for Class A and 0.66% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage brokerage, interest expense and acquired funds (underlying funds) fees and expensesand interest expense. These agreements may only be terminated with the consent of the fund’s Board.

(9)

Through April 30, 2027, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.86% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

“Other Expenses” are restated to exclude fees related to proxy expenses. “Other Expenses” would have been 0.67% for Class A shares had proxy expenses been included.”

(10)

Through September 30, 2026, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.67% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

“Other Expenses” are restated to exclude fees related to proxy expenses. “Other Expenses” would have been 0.25% for Class A shares had proxy expenses been included.”

(11)

Through September 30, 2026, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.51%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

“Other Expenses” are restated to exclude fees related to proxy expenses. “Other Expenses” would have been 0.16% for Class A shares had proxy expenses been included.

(12)

Through April 30, 2027, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.71% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

“Other Expenses” are restated to exclude fees related to proxy expenses. “Other Expenses” would have been 0.44% for Class A shares had proxy expenses been included.

(13)

Through April 30, 2027, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at a ratio no higher than 0.71% for Class A shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

“Other Expenses” are restated to exclude fees related to proxy expenses. “Other Expenses” would have been 0.20% for Class A shares had proxy expenses been included.

(14)

Through September 30, 2026, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at 0.85%, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(15)

Through April 30, 2027, the Advisor has contractually agreed to waive all or a portion of its management fee and reimburse or pay certain operating expenses of the portfolio to the extent necessary to maintain the portfolio’s total annual operating expenses at ratios no higher than 0.80% for Class A and 1.17% for Class B shares, excluding certain expenses such as extraordinary expenses, taxes, brokerage, interest expense and acquired funds (underlying funds) fees and expenses. The agreement may only be terminated with the consent of the fund’s Board.

(16)

The Portfolio pays an investment advisory fee rate that adjusts up or down by a variable of up to 0.15% (assuming constant assets) on a monthly basis based upon the Portfolio’s performance relative to its benchmark index during a measurement period.

Fixed Options

The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so.

Name	Term	Minimum Guaranteed Interest Rate
Fixed Account	A fixed interest rate is paid for stated periods	3%
MVA Option	Purchase Payments and transferred Contract Value may be allocated to one or more Guarantee Periods with durations of one to ten years. Interest at declared rates is credited daily to amounts allocated to a Guarantee Period. At the end of a Guarantee Period, a new Guarantee Period for the same duration starts, unless you timely elect another Guarantee Period.	3%

The Statement of Additional Information (SAI) includes additional information about the Contract and the Separate Account. The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SAI is available, without charge, upon request. You can view a copy of the SAI online at https://dfinview.com/zalico/ or you can request a copy by calling our Service Center at 1-800-449-0523.

Reports and other information about the Registrant are available on the Securities Exchange Commission website at http://www.sec.gov. Copies of the information may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov.

EDGAR Contract No. C000018906

Back Cover Page

This Summary Prospectus incorporates by reference the Contract statutory prospectus dated May 1, 2026, as amended or supplemented.

The EDGAR contract identifier for the Contract is C000018906